UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadian Capital Management, LLC

Address:  535 Madison Ave.
          36th Floor
          New York, NY 10022


13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham Quigley
Title:   Chief Financial Officer
Phone:   (212) 792-8800


Signature, Place and Date of Signing:

/s/ Graham Quigley              New York, New York          February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total:  $2,456,238
                                         (thousands)


List of Other Included Managers:

No.              Form 13F File Number              Name

1.               028-12841                         Cadian Fund LP

2.               028-12845                         Cadian Offshore Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Cadian Capital Management, LLC
                                                         December 31, 2011
COLUMN 1                    COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5             COLUMN 6    COL 7           COLUMN 8

                                                       VALUE     SHS OR     SH/ PUT/  INVESTMENT  OTHR         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT    PRN CALL  DISCRETION  MGRS      SOLE     SHARED   NONE
ABERCROMBIE & FITCH CO      CL A            002896207   56,654    1,160,000 SH        DEFINED     1,2      1,160,000
ALTERA CORP                 COM             021441100   48,007    1,294,000 SH        DEFINED     1,2      1,294,000
AMKOR TECHNOLOGY INC        COM             031652100   34,662    7,949,962 SH        DEFINED     1,2      7,949,962
ASPEN TECHNOLOGY INC        COM             045327103    1,527       87,983 SH        DEFINED     1,2         87,983
AUTODESK INC                COM             052769106   54,726    1,804,340 SH        DEFINED     1,2      1,804,340
CAREFUSION CORP             COM             14170T101   72,845    2,866,795 SH        DEFINED     1,2      2,866,795
COMSCORE INC                COM             20564W105   39,930    1,883,501 SH        DEFINED     1,2      1,883,501
COMVERSE TECHNOLOGY INC     COM PAR $0.10   205862402   64,710    9,432,994 SH        DEFINED     1,2      9,432,994
E M C CORP MASS             COM             268648102    8,616      400,000 SH        DEFINED     1,2        400,000
EQUINIX INC                 COM NEW         29444U502   45,323      446,973 SH        DEFINED     1,2        446,973
EXPEDIA INC DEL             COM NEW         30212P303    4,353      150,000 SH        DEFINED     1,2        150,000
EXPRESS SCRIPTS INC         COM             302182100   40,221      900,000     CALL  DEFINED     1,2        900,000
EXPRESS SCRIPTS INC         COM             302182100  170,284    3,810,328 SH        DEFINED     1,2      3,810,328
FORTINET INC                COM             34959E109    4,063      186,300 SH        DEFINED     1,2        186,300
FUSION-IO INC               COM             36112J107    4,598      190,000 SH        DEFINED     1,2        190,000
GENERAL CABLE CORP DEL NEW  COM             369300108    1,251       50,000     CALL  DEFINED     1,2         50,000
GENERAL CABLE CORP DEL NEW  COM             369300108   80,694    3,226,455 SH        DEFINED     1,2      3,226,455
ISHARES TR                  RUSSELL 2000    464287655   29,500      400,000     PUT   DEFINED     1,2        400,000
ISHARES TR                  RUSSELL 2000    464287655  169,625    2,300,000     PUT   DEFINED     1,2      2,300,000
KEMET CORP                  COM NEW         488360207      705      100,000     CALL  DEFINED     1,2        100,000
KEMET CORP                  COM NEW         488360207   30,523    4,329,500 SH        DEFINED     1,2      4,329,500
LATTICE SEMICONDUCTOR CORP  COM             518415104   29,085    4,896,454 SH        DEFINED     1,2      4,896,454
LIFE TECHNOLOGIES CORP      COM             53217V109   96,556    2,481,534 SH        DEFINED     1,2      2,481,534
LTX-CREDENCE CORP           COM NEW         502403207   13,534    2,529,729 SH        DEFINED     1,2      2,529,729
NCR CORP NEW                COM             62886E108  138,782    8,431,458 SH        DEFINED     1,2      8,431,458
NETAPP INC                  COM             64110D104  108,346    2,987,200 SH        DEFINED     1,2      2,987,200
NETSCOUT SYS INC            COM             64115T104   73,861    4,196,674 SH        DEFINED     1,2      4,196,674
NICE SYS LTD                SPONSORED ADR   653656108   84,338    2,448,127 SH        DEFINED     1,2      2,448,127
NXP SEMICONDUCTORS N V      COM             N6596X109   78,952    5,136,786 SH        DEFINED     1,2      5,136,786
ON SEMICONDUCTOR CORP       COM             682189105    3,860      500,000     CALL  DEFINED     1,2        500,000
ON SEMICONDUCTOR CORP       COM             682189105   13,896    1,800,000     CALL  DEFINED     1,2      1,800,000
ON SEMICONDUCTOR CORP       COM             682189105   22,585    2,925,500     CALL  DEFINED     1,2      2,925,500
ON SEMICONDUCTOR CORP       COM             682189105  133,067   17,236,647 SH        DEFINED     1,2     17,236,647
PMC-SIERRA INC              COM             69344F106  126,081   22,882,283 SH        DEFINED     1,2     22,882,283
RADWARE LTD                 ORD             M81873107   32,405    1,107,866 SH        DEFINED     1,2      1,107,866
ROCK-TENN CO                CL A            772739207   11,540      200,000 SH        DEFINED     1,2        200,000
RPX CORP                    COM             74972G103    1,771      140,000 SH        DEFINED     1,2        140,000
SHUTTERFLY INC              COM             82568P304   11,223      493,100 SH        DEFINED     1,2        493,100
SKECHERS U S A INC          CL A            830566105   20,528    1,693,711 SH        DEFINED     1,2      1,693,711
SOLUTIA INC                 COM NEW         834376501  105,356    6,097,004 SH        DEFINED     1,2      6,097,004
STANDARD MICROSYSTEMS CORP  COM             853626109   27,239    1,057,019 SH        DEFINED     1,2      1,057,019
TALEO CORP                  CL A            87424N104   23,853      616,510 SH        DEFINED     1,2        616,510
TESLA MTRS INC              COM             88160R101   18,278      640,000    PUT    DEFINED     1,2        640,000
TESLA MTRS INC              COM             88160R101   11,424      400,000    PUT    DEFINED     1,2        400,000
TESLA MTRS INC              COM             88160R101    5,284      185,000 SH        DEFINED     1,2        185,000
THORATEC CORP               COM NEW         885175307  131,011    3,903,775 SH        DEFINED     1,2      3,903,775
TOLL BROTHERS INC           COM             889478103   28,588    1,400,000 SH        DEFINED     1,2      1,400,000
ULTRATECH INC               COM             904034105    3,053      124,255 SH        DEFINED     1,2        124,255
UNIVERSAL DISPLAY CORP      COM             91347P105   15,028      409,600 SH        DEFINED     1,2        409,600
VERINT SYS INC              COM             92343X100   68,856    2,500,200 SH        DEFINED     1,2      2,500,200
VIRNETX HLDG CORP           COM             92823T108    2,497      100,000    PUT    DEFINED     1,2        100,000
VIRNETX HLDG CORP           COM             92823T108    3,076      123,198 SH        DEFINED     1,2        123,198
VMWARE INC                  CL A COM        928563402   16,638      200,000 SH        DEFINED     1,2        200,000
WATSCO INC                  COM             942622200   32,830      500,000 SH        DEFINED     1,2        500,000





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